Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

Note 7—Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	September 30,	December 31,
	2020	2019
Employee compensation	$5,374	$6,681
Professional and consulting services	994	1,540
Research and development related accruals	19,119	11,005
Other current liabilities	1,011	882

	$26,498	$20,108

Note 7—Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	DECEMBER 31,
	2018	2019
Employee compensation	$10,272	$6,681
Professional and consulting services	1,605	1,540
Research and development related accruals	8,441	11,005
Other current liabilities	396	882

	$20,714	$20,108